Events (Unaudited) Occurred After the Report Date	12 Months Ended
Sep. 30, 2022
Events Unaudited Occurred After The Report Date Abstract
EVENTS (UNAUDITED) OCCURRED AFTER THE REPORT DATE
18.	EVENTS (UNAUDITED) OCCURRED AFTER THE REPORT DATE

On October 31, 2023, the Company entered into an equity transfer agreement to sell all of our equity interest in Q&K AI to Wangxiancai Limited for nominal consideration (the “Disposal”). Q&K AI holds substantially all of the equity interest of our subsidiaries in the PRC, through which the Company carried out long-term rental apartment rental business (the “Disposed Business”). The Disposed Business contributed substantially all revenue and held substantially all of the Company’s assets. Upon the consummation of the Disposal on October 31, 2023, the Company became a shell company as defined in Rule 12b-2 under the Exchange Act.

On November 22, 2023, the Company entered into an equity acquisition agreement with Alpha Mind Technology Limited (“Alpha Mind”), an insurance agency and insurance technology business in the PRC, and Alpha Mind’s shareholders to acquire all of the issued and outstanding shares in Alpha Mind for an aggregate purchase price of US$180,000,000 or RMB equivalent (the “Acquisition”). The purchase price is payable in the form of promissory note (collectively, the “Notes”). The Notes have a maturity of 90 days from the closing date, an interest rate at an annual rate to 3% per annum and will be secured by all of the issued and outstanding equity of the Alpha Mind and all of the assets of the Alpha Mind, including its consolidated entities.

The Acquisition was consummated on December 28, 2023. Upon consummation of the Acquisition, Alpha Mind became the Company’s wholly-owned subsidiary and the Company assumed and began conducting the principal business of Alpha Mind. As a result of the consummation of the Acquisition, the Company ceased to be a shell company.

The following unaudited pro forma combined balance sheet as of September 30, 2022 illustrated the estimated effects of the Disposal and Acquisition. The balances are expressed in thousand US dollar.

Unaudited Pro Forma Combined Balance Sheet

	As of September 30, 2022
			Pro Forma	Other
	Company Historical	Alpha Mind Historical	Adjustments (a)	Adjustments (b)	Pro Forma Combined
	USD’000	USD’000	USD’000		USD’000
ASSETS
Current Assets
Cash and cash equivalents	$390	$342	$-	$(311)	$421
Restricted Cash	15	-	-	(15)	-
Accounts receivable, net	106	2,893	-	(106)	2,893
Prepayments	1,195	1,412	-	(195)	2,412
Amount due from related parties	-	21	-	-	21
Short-term Investment	-	273	-	-	273
Other Current Assets	8,298	132	-	(8,298)	132
Current assets of discontinued operations	-	-	-	8,925	8,925

Total Current Assets	10,004	5,073	-	-	15,077

Non-current Assets
Restricted Cash- non-current	1,464	718	-	(1,464)	718
Property and equipment, net	70	69	-	(70)	69
Intangible assets, net	1,894	-	-	(1,894)	-
Deferred tax assets	-	25	-	-	25
Goodwill	-	-	177,635	-	177,635
Long-term assets of discontinued operations	-	-		3,428	3,428

Total assets	$13,432	$5,885	$177,635	$-	$196,952

LIABILITIES AND STOCKHOLDERS’ EQUITY
LIABILITIES
Accounts payable	$17,244	$2,497	$-	$(17,244)	$2,497
Advance from customer	18,265	5	-	(18,265)	5
Short-term debt	15,477	-	-	(14,557)	920
Rental instalment loans	2,215	-	-	(2,215)	-
Amount due to related parties	679	17	-	(107)	589
Deposits from tenants	5,404	-	-	(5,404)	-
Contingent liabilities for payable for asset acquisition	23,200	-	-	-	23,200
Accrued expenses and other current liabilities	11,480	1,001	-	(10,994)	1,487
Notes payable	-	-	180,000	-	180,000
Current liabilities of discontinued operations	-	-	-	68,786	68,786
Total Current Liabilities	93,964	3,520	180,000	-	277,484

Total Liabilities	93,964	3,520	180,000	-	277,484

Commitments and Contingencies

SHAREHOLDERS’ EQUITY
Class A Ordinary shares	243	-	-		243
Additional paid-in capital	415,355	8,649	(8,649)		415,355
Stock subscription receivable	-	-	-		-
Accumulated deficit	(500,270)	(5,636)	5,636		(500,270)
Accumulated other comprehensive income (loss)	4,140	(648)	648		4,140
Total Shareholders’ Deficit	(80,532)	2,365	(2,365)	-	(80,532)

Total Liabilities, Mezzanine Equity and Shareholders’ Deficit	$13,432	5,885	177,635	-	196,952

(a)	Pro Forma Adjustments for Acquisitions

Reflects the preliminary purchase price allocation recorded, and the elimination of the acquired companies’ net assets balances in accordance with the acquisition method of accounting.

(b) Other Adjustments

Reflects the reclassification of assets and liabilities of Q&K AI and its subsidiaries which was dispose of in October 2023. On October 31, 2023, the Company closed the disposal of the WFOE and the WFOE’s subsidiaries, and classified the as disposal of WFOE and its subsidiaries as discontinue operations.